Inventory	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Inventory

Note 6 – Inventory

In November 2024, WFOE purchased $1,231,335 liquor for future sales. As of December 31, 2024, inventory consists of the following:

December 31,
2024
Finished goods	$1,231,335
Total inventory	$1,231,335

As of December 31, 2024, there is no inventory write-down.